Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank	¥ 23,923	$ 3,526	¥ 34,738
Other cash and cash equivalents	2,124	313	29,531
Total cash and cash equivalents	¥ 26,047	$ 3,839	¥ 64,269